Loss per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 25, 2023	Apr. 25, 2022	Dec. 31, 2021
Loss per share
Number of outstanding warrants	2,218,293
Vesting period	1 year	1 year
BSA Warrants issued as Equity Compensation
Loss per share
Number of shares called by warrants	345,818,937	2,868,387
Founders' share warrants
Loss per share
Number of shares called by warrants	5,052,877
Number of outstanding warrants	5,052,877	6,288,451			6,868,747
CEO and employees
Loss per share
Number of shares called by warrants		6,288,073	1,578,960
Number of warrants granted				1,591,334
Free shares
Loss per share
Number of outstanding warrants	18,884,703	1,591,334